Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings		Unearned Deferred Compensation	Accumulated Other Comprehensive Income (Loss)
Beginning balance (Restatement Adjustment)	$ 726
Beginning balance at Sep. 30, 2014	58,019	$ 52	$ 54,257	$ 4,775	[1]	$ (223)	$ (842)
Beginning balance (in shares) at Sep. 30, 2014		5,167,061
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to common shareholders | Restatement Adjustment	192
Net income attributable to common shareholders	2,806			2,806
Other comprehensive (loss) income, net of tax	628						628
Surrender of restricted shares of common stock (in shares)		(3,937)
Surrender of restricted shares of common stock	(36)		(36)
Common stock awarded under the equity incentive plan (in shares)		17,500
Common stock awarded under the equity incentive plan	$ 0		161			(161)
Common stock options exercised (in shares)	(51,955)	(51,955)
Common stock options exercised	$ 299		299
Stock option expense	59		59
Amortization of restricted stock	96					96
Cash dividends	(418)			(418)
Ending balance (in shares) at Sep. 30, 2015		5,232,579
Ending balance (Restatement Adjustment)	918
Ending balance at Sep. 30, 2015	61,453	$ 52	54,740	7,163		(288)	(214)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to common shareholders	2,573			2,573
Other comprehensive (loss) income, net of tax	828						828
Forfeiture of unvested shares (in shares)		(22,162)
Forfeiture of unvested shares	0		(176)			176
Surrender of restricted shares of common stock (in shares)		(5,425)
Surrender of restricted shares of common stock	(50)		(50)
Common stock awarded under the equity incentive plan (in shares)		11,591
Common stock awarded under the equity incentive plan	$ 0		127			(127)
Common stock options exercised (in shares)	(43,515)	(43,515)
Common stock options exercised	$ 290	$ 1	289
Stock option expense	33		33
Amortization of restricted stock	46					46
Cash dividends	(629)			(629)
Ending balance (in shares) at Sep. 30, 2016		5,260,098
Ending balance at Sep. 30, 2016	64,544	$ 53	54,963	9,107		(193)	614
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to common shareholders	1,874			1,874
Other comprehensive (loss) income, net of tax	(1,267)						(1,267)
Surrender of restricted shares of common stock (in shares)		(1,375)
Surrender of restricted shares of common stock	(17)		(17)
Common stock awarded under the equity incentive plan (in shares)		2,500
Common stock awarded under the equity incentive plan	$ 0		28			(28)
Common stock options exercised (in shares)	(7,100)	(7,100)
Common stock options exercised	$ 59		59
Stock option expense	15		15
Amortization of restricted stock	31					31
Cash dividends	(843)			(843)
Common stock repurchased (in shares)		(1,428)
Common stock repurchased	(16)		(16)
Ending balance (in shares) at Mar. 31, 2017		5,266,895
Ending balance at Mar. 31, 2017	$ 64,380	$ 53	$ 55,032	$ 10,138		$ (190)	$ (653)

[1]	The opening balance of retained earnings was adjusted by $726 thousand for a material correction of prior period errors. Refer to Note 2, "Restatement of Previously Issued Financial Statements"